TRADE AND OTHER RECEIVABLES - Movements in the allowance for doubtful debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Balance as at January 1	$ 169	$ 160
Allowance for doubtful debts	47	36	$ 73
Recoveries	(17)	(9)	(5)
Accounts receivable written off	(18)	(13)	(44)
Acquisitions and divestments of subsidiaries	0	0	(48)
Foreign currency translation adjustment	(15)	(4)	2
Other movements	(9)	(1)	0
Balance as of December 31	171	169	$ 160
Impact of Adoption of IFRS 9 and IFRS 15 | December 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Balance as at January 1	$ 169
Balance as of December 31		$ 169